DEFERRED REVENUES AND COSTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
DEFERRED REVENUES AND COSTS
11.	DEFERRED REVENUES AND COSTS

The Company defers revenues and all direct costs associated with the sale of pre-need cemetery merchandise and services until the merchandise is delivered or the services are performed. The Company recognizes deferred merchandise and service revenues as customer contract liabilities within long-term liabilities on its consolidated balance sheets. The Company recognizes deferred direct costs associated with pre-need cemetery merchandise and service revenues as deferred selling and obtaining costs within long-term assets on its consolidated balance sheets. The Company also defers the costs to obtain new pre-need cemetery and new prearranged funeral business as well as the investment earnings on the prearranged services and merchandise trusts. Such costs are recognized when the associated performance obligation is fulfilled based upon the net change in the customer contract liabilities. All other selling costs are expensed as incurred. Additionally, the Company has elected the practical expedient of not recognizing incremental costs to obtain a contract as incurred, as the associated amortization period is typically one year or less.

Deferred revenues and related costs consisted of the following (in thousands):

	March 31, 2020	December 31, 2019
Deferred contract revenues	$819,147	$837,190
Deferred merchandise trust revenue	97,910	104,304
Deferred merchandise trust unrealized gains (losses)	(49,650)	7,881

Deferred revenues	$867,407	$949,375

Deferred selling and obtaining costs	$113,611	$114,944

For the three months ended March 31, 2020 and March 31, 2019, the Company recognized $19.9 million and $22.6 million of the customer contract liabilities balance that existed at December 31, 2019 and 2018 as revenue.

The components of the customer contract liabilities, net in the Company’s consolidated balance sheets at March 31, 2020 and December 31, 2019 were as follows (in thousands):

	March 31, 2020	December 31, 2019
Customer contract liabilities, gross	$889,868	$974,927
Amounts due from customers for unfulfilled performance obligations on cancellable pre-need contracts	(22,461)	(25,552)

Customer contract liabilities, net	$867,407	$949,375

The Company expects to service approximately 55% of its deferred revenue in the first 4-5 years and approximately 80% of its deferred revenue within 18 years. The Company cannot estimate the period when it expects its remaining performance obligations will be recognized, because certain performance obligations will only be satisfied at the time of death.

13.	DEFERRED REVENUES AND COSTS

The Company defers revenues and all direct costs associated with the sale of pre-need cemetery merchandise and services until the merchandise is delivered or the services are performed. The Company recognizes deferred merchandise and service revenues as customer contract liabilities within long-term liabilities on its consolidated balance sheets. The Company recognizes deferred direct costs associated with pre-need cemetery merchandise and service revenues as deferred selling and obtaining costs within long-term assets on its consolidated balance sheets. The Company also defers the costs to obtain new pre-need cemetery and new prearranged funeral business as well as the investment earnings on the prearranged services and merchandise trusts. Such costs are recognized when the associated performance obligation is fulfilled based upon the net change in the customer contract liabilities. All other selling costs are expensed as incurred. Additionally, the Company has elected the practical expedient of not recognizing incremental costs to obtain a contract as incurred, as the associated amortization period is typically one year or less.

Deferred revenues and related costs consisted of the following (in thousands):

	December 31, 2019	December 31, 2018
Deferred contract revenues	$837,190	$835,922
Deferred merchandise trust revenue	104,304	92,718
Deferred merchandise trust unrealized gains (losses)	7,881	(9,034)

Deferred revenues	$949,375	$919,606

Deferred selling and obtaining costs	$114,944	$113,644

For the years ended December 31, 2019 and 2018, the Company recognized $64.1 million and $58.7 million, respectively, of the customer contract liabilities balance that existed at December 31, 2018 and 2017, respectively, as revenue.

The components of the customer contract liabilities, net in the Company’s consolidated balance sheets at December 31, 2019 and December 31, 2018 were as follows (in thousands):

	December 31, 2019	December 31, 2018
Customer contract liabilities, gross	$974,927	$943,028
Amounts due from customers for unfulfilled performance obligations on cancellable pre-need contracts	(25,552)	(23,422)

Customer contract liabilities, net	$949,375	$919,606

The Company expects to service approximately 55% of its deferred revenue that existed at December 31, 2019 and 2018 in the first 4-5 years and approximately 80% of its deferred revenue that existed at December 31, 2019 and 2018 within 18 years. The Company cannot estimate the period when it expects its remaining performance obligations will be recognized, because certain performance obligations will only be satisfied at the time of death.